Shareholder Report, Holdings (Details) - C000264666	Jun. 30, 2026
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.60%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%